Revenue - Additional Information (Detail) - Visen Pharmaceuticals [Member] $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Upfront payment received non cash consideration towards license revenue	$ 40.0
Percentage of ownership in the customer company	50.00%
Retained percentage of issued and outstanding shares	44.00%